Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 - SUBSEQUENT EVENTS:

On August 7, 2025, the Company’s board of directors approved a grant of 305,052 RSUs and 49,321 options to purchase 49,321 ordinary shares. The RSUs will vest until October 2028. The options have a zero-exercise price, and they are fully vested.